Recently Adopted Accounting Standards	6 Months Ended
Jun. 30, 2020
Recently Adopted Accounting Standards [Abstract]
Recently Adopted Accounting Standards
Note 2:          Recently Adopted Accounting Standards

In August 2018, the FASB issued ASU 2018-15 “Intangibles—Goodwill and other—Internal-use software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract.” ASU 2018-15 clarifies the accounting for costs incurred to implement a cloud computing hosting arrangement that is a service contract by establishing a model for capitalizing or expensing such costs, depending on their nature and the stage of the implementation project during which they are incurred and aligns the requirements for capitalization of such implementation costs with the existing guidance for internal-use software. Any capitalized costs are to be amortized over the reasonably certain term of the hosting arrangement and presented in the same line within the statement of operations as the related service arrangement’s fees. ASU 2018-15 also requires enhanced qualitative and quantitative disclosures surrounding hosting arrangements that are service contracts. The Company adopted ASU 2018-15 effective January 1, 2020, with no material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 that supersedes the existing impairment model for most financial assets to a model that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The Company adopted ASU 2016-13 effective January 1, 2020, with no material impact on its consolidated financial statements.